Consolidated Statements of Cash Flows and Supplemental Disclosures	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Consolidated Statements of Cash Flows Supplemental Disclosures
Consolidated Statements of Cash Flows Supplemental Disclosures
Changes in operating assets and liabilities consist of (amounts in thousands):

Year ended December 31,	2014	2013	2012
(Increase) decrease in accounts receivable, net	$15,357	(68,360)	(9,386)
(Increase) decrease in prepaid expenses	(4,454)	672	(350)
(Increase) decrease in inventories	(6,631)	1,751	(4,576)
Decrease in other current assets	88	1,448	1,953
(Increase) decrease in other assets	(878)	(1,459)	1,236
Increase (decrease) in accounts payable	(4,648)	15,334	3,085
Increase in deferred revenues	1,728	2,368	3,215
Increase (decrease) in accrued payroll and payroll related obligations	2,997	10,263	(2,750)
Increase (decrease) in accrued liabilities	(242)	(883)	3,043
Increase (decrease) in accrued interest	(434)	302	106
Increase (decrease) in subscriber deposits	(114)	(40)	116
Decrease in long-term deferred revenue	(4,163)	(3,554)	(5,001)
Increase (decrease) in components of other long-term liabilities	1,714	(20)	(1,301)
Total change in operating assets and liabilities	$320	(42,178)	(10,610)

The following items are for the years ended December 31, 2014, 2013 and 2012 (amounts in thousands):

Net cash paid or received:	2014	2013	2012
Interest paid, net of amounts capitalized	$74,618	71,749	69,083

The following items are non-cash investing and financing activities for the years ended December 31, 2014, 2013 and 2012 (amounts in thousands):

	2014	2013	2012
Non-cash additions for purchases of property and equipment	$42,958	17,230	9,010
Capital lease obligation incurred	$9,386	—	—
Asset retirement obligation additions to property and equipment	$4,268	5,292	660
Accrued distribution to non-controlling interest	$4,167	4,167	—
Deferred compensation distribution denominated in shares	$617	621	511
Net assets acquired with equity in AWN (see Note 1(d))	$—	267,642	—